MASSMUTUAL PREMIER FUNDS

MassMutual Premier Strategic Emerging Markets Fund

Supplement dated April 7, 2017 to the

Summary Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective immediately, the information for John Paul Lech, found under the heading Portfolio Manager in the section titled Management, is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEM-17-01

MASSMUTUAL PREMIER FUNDS

Supplement dated April 7, 2017 to the

Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the information for John Paul Lech relating to the MassMutual Premier Strategic Emerging Markets Fund, found under the heading Portfolio Manager in the section titled Management on page 80 and under the heading Subadvisers and Portfolio Managers for OFI Global Institutional, Inc. in the section titled Management of the Funds on pages 101-102, is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-17-02

MASSMUTUAL PREMIER FUNDS

Supplement dated April 7, 2017 to the

Statement of Additional Information dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective immediately, the information for John Paul Lech, found on page 167 under OFI Global Institutional, Inc. in Appendix C – Additional Portfolio Manager Information, is hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3000M-17-02